Goodwill	12 Months Ended
Sep. 30, 2024
Intangible assets and goodwill [abstract]
Goodwill	Goodwill
The following tables present information on the Company's operations which are managed through the following nine operating segments: Western and Southern Europe (primarily France, Portugal and Spain); United States (U.S.) Commercial and State Government; Canada; U.S. Federal; Scandinavia and Central Europe (Germany, Sweden and Norway); United Kingdom (U.K.) and Australia; Finland, Poland and Baltics; Northwest and Central-East Europe (primarily Netherlands, Denmark and Czech Republic); and Asia Pacific Global Delivery Centers of Excellence (mainly India and Philippines) (Asia Pacific).
The operating segments reflect the current management structure and the way that the chief operating decision-maker, who is the President and Chief Executive Officer of the Company, evaluates the business.
The Company completed the annual impairment test during the fourth quarter of the fiscal year 2024 and did not identify any impairment.
The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2023	1,555,730	1,258,377	1,142,148	1,090,703	1,383,316	896,809	604,885	532,129	260,353	8,724,450
Business acquisitions (Note 27)	—	42,055	—	397,406	—	—	—	—	—	439,461
Foreign currency translation adjustment	79,977	(2,175)	—	(3,813)	79,654	84,131	32,292	25,915	10,484	306,465
As at September 30, 2024	1,635,707	1,298,257	1,142,148	1,484,296	1,462,970	980,940	637,177	558,044	270,837	9,470,376
Key assumptions in goodwill impairment testing
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2024	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.3	11.4	10.9	10.3	10.0	11.5	10.3	10.2	17.8
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0

2023	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	11.7	11.9	11.0	10.3	12.1	13.7	12.2	12.1	20.3
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.